Disclosures About the Temporary Exemption From IFRS 9 - Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	¥ 4,013,989	¥ 3,724,125
Changes in fair value of financial assets	(57,781)	111,719
Held for trading financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	223,790	206,771
Changes in fair value of financial assets	(12,569)	4,541
Other financial assets - Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding ("SPPI") [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	2,553,284	2,559,014
Changes in fair value of financial assets	16,929	92,219
Other financial assets - Financial assets with contractual terms that do not give rise to SPPI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	1,236,915	958,340
Changes in fair value of financial assets	¥ (62,141)	¥ 14,959